Company financial information - Distributions paid and received and commitments and contingencies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Distributions paid and received
Dividend paid to shareholders | $		$ 165		$ 304
Ardagh Group S.A.
Distributions paid and received
Dividend received from subsidiary	€ 150		€ 267		€ 0
Dividend paid to shareholders	€ 148		270		€ 0
Commitments and contingencies
Commitments and contingencies			€ 0